Note 5. Notes Payable, Former Stockholder: Schedule of Notes Payable (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Apr. 10, 2015	Dec. 31, 2014
Note payable, former stockholder				$ 494,460
Former Stockholder
Debt Instrument, Interest Rate, Stated Percentage		5.76%
Note payable, former stockholder		$ 0		$ 494,460
Former Controlling Stockholder
Debt Instrument, Interest Rate, Stated Percentage		5.76%
Debt Instrument, Maturity Date		Feb. 12, 2016
Note Payable 2
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%		5.00%
Debt Instrument, Maturity Date	Feb. 12, 2016	Feb. 12, 2016
Note Payable 2 | Former Stockholder
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Maturity Date		Apr. 06, 2017
Note payable, former stockholder		$ 0		$ 10,000
Note Payable 4 | Former Stockholder
Debt Instrument, Interest Rate, Stated Percentage		7.00%
Debt Instrument, Maturity Date		Jan. 01, 2020
Note payable, former stockholder		$ 0		$ 190,000
Note Payable 1
Debt Instrument, Interest Rate, Stated Percentage	5.00%	5.00%		5.00%
Debt Instrument, Maturity Date	Feb. 12, 2016	Feb. 12, 2016
Note Payable 1 | Former Stockholder
Debt Instrument, Interest Rate, Stated Percentage		5.00%
Debt Instrument, Maturity Date		Feb. 09, 2017
Note payable, former stockholder		$ 0		$ 290,960
Note Payable 5 | Majority Stockholders 1 & 2
Debt Instrument, Interest Rate, Stated Percentage			5.00%
Debt Instrument, Maturity Date		Mar. 31, 2016
Note Payable 3 | Former Stockholder
Debt Instrument, Interest Rate, Stated Percentage		0.00%
Note payable, former stockholder		$ 0		$ 3,500